Derivative Financial Instruments	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Derivative Financial Instruments
11	Derivative Financial Instruments

(a)	Notional amounts (1)
The following table provides the aggregate notional amounts of derivative financial instruments outstanding by type and segregated between those used by the Bank in its dealer capacity (Trading) and those derivatives designated in hedging relationships. The notional amounts of these contracts represent the derivatives volume outstanding and do not represent the potential gain or loss associated with the market risk or credit risk of such instruments. Credit derivatives within other derivative contracts are comprised primarily of purchased and sold credit default swap transactions. To a lesser extent, this category also includes total return swaps referenced to loans and debt securities. Commodity and other contracts includes energy, precious metals other than gold and other commodities.

	2024			2023
As at October 31 ($ millions)	Trading	Hedging	Total	Trading	Hedging	Total
Interest rate contracts
Exchange-traded:
Futures	$606,019	$–	$606,019	$445,831	$–	$445,831
Options purchased	5,848	–	5,848	12,829	–	12,829
Options written	5,430	–	5,430	11,787	–	11,787
	617,297	–	617,297	470,447	–	470,447
Over-the-counter:
Forward rate agreements	215	–	215	–	–	–
Swaps	427,122	53,481	480,603	383,961	40,250	424,211
Options purchased	45,572	–	45,572	42,320	–	42,320
Options written	49,595	–	49,595	50,717	–	50,717
	522,504	53,481	575,985	476,998	40,250	517,248
Over-the-counter (settled through central counterparties):
Forward rate agreements	86,657	–	86,657	92,773	–	92,773
Swaps	5,694,823	278,314	5,973,137	5,057,948	219,390	5,277,338
Options purchased	–	–	–	–	–	–
Options written	–	–	–	–	–	–
	5,781,480	278,314	6,059,794	5,150,721	219,390	5,370,111
Total	$6,921,281	$331,795	$7,253,076	$6,098,166	$259,640	$6,357,806
Foreign exchange and gold contracts
Exchange-traded:
Futures	$21,952	$–	$21,952	$21,336	$–	$21,336
Options purchased	–	–	–	–	–	–
Options written	–	–	–	–	–	–
	21,952	–	21,952	21,336	–	21,336
Over-the-counter:
Spot and forwards	541,732	21,156	562,888	448,449	23,364	471,813
Swaps	771,246	108,558	879,804	722,095	139,184	861,279
Options purchased	25,135	–	25,135	33,155	–	33,155
Options written	36,390	–	36,390	37,292	–	37,292
	1,374,503	129,714	1,504,217	1,240,991	162,548	1,403,539
Over-the-counter (settled through central counterparties):
Spot and forwards	24,865	–	24,865	16,011	–	16,011
Swaps	–	–	–	–	–	–
Options purchased	–	–	–	–	–	–
Options written	–	–	–	–	–	–
	24,865	–	24,865	16,011	–	16,011
Total	$1,421,320	$129,714	$1,551,034	$1,278,338	$162,548	$1,440,886
Other derivative contracts
Exchange-traded:
Equity	$59,329	$–	$59,329	$54,880	$–	$54,880
Credit	–	–	–	–	–	–
Commodity and other contracts	46,304	–	46,304	31,321	–	31,321
	105,633	–	105,633	86,201	–	86,201
Over-the-counter:
Equity	83,455	965	84,420	72,005	818	72,823
Credit	18,086	–	18,086	18,408	–	18,408
Commodity and other contracts	36,596	–	36,596	28,912	–	28,912
	138,137	965	139,102	119,325	818	120,143
Over-the-counter (settled through central counterparties):
Equity	–	–	–	–	–	–
Credit	9,069	–	9,069	9,553	–	9,553
Commodity and other contracts	251	–	251	150	–	150
	9,320	–	9,320	9,703	–	9,703
Total	$253,090	$965	$254,055	$215,229	$818	$216,047
Total notional amounts outstanding	$8,595,691	$462,474	$9,058,165	$7,591,733	$423,006	$8,014,739

(1)	The notional amounts represent the amount to which a rate or price is applied to determine the amount of cash flows to be exchanged.

(b)	Remaining term to maturity
The following table summarizes the remaining term to maturity of the notional amounts of the Bank’s derivative financial instruments by type:

As at October 31, 2024 ($ millions)	Within one year	One to five years	Over five years	Total
Interest rate contracts
Futures	$478,886	$127,133	$–	$606,019
Forward rate agreements	85,447	1,217	208	86,872
Swaps	2,190,218	2,760,062	1,503,460	6,453,740
Options purchased	30,562	18,095	2,763	51,420
Options written	23,960	19,897	11,168	55,025
	2,809,073	2,926,404	1,517,599	7,253,076
Foreign exchange and gold contracts
Futures	16,289	5,663	–	21,952
Spot and forwards	543,486	38,039	6,228	587,753
Swaps	210,318	455,694	213,792	879,804
Options purchased	18,121	6,788	226	25,135
Options written	28,533	7,662	195	36,390
	816,747	513,846	220,441	1,551,034
Other derivative contracts
Equity	103,234	39,521	994	143,749
Credit	12,661	9,553	4,941	27,155
Commodity and other contracts	57,307	25,467	377	83,151
	173,202	74,541	6,312	254,055
Total	$3,799,022	$3,514,791	$1,744,352	$9,058,165

As at October 31, 2023 ($ millions)	Within one year	One to five years	Over five years	Total
Interest rate contracts
Futures	$316,054	$129,359	$418	$445,831
Forward rate agreements	91,900	873	–	92,773
Swaps	1,887,305	2,452,721	1,361,523	5,701,549
Options purchased	32,854	19,765	2,530	55,149
Options written	30,878	19,808	11,818	62,504
	2,358,991	2,622,526	1,376,289	6,357,806
Foreign exchange and gold contracts
Futures	14,793	6,512	31	21,336
Spot and forwards	447,100	32,459	8,265	487,824
Swaps	204,224	439,600	217,455	861,279
Options purchased	23,978	8,480	697	33,155
Options written	28,148	8,392	752	37,292
	718,243	495,443	227,200	1,440,886
Other derivative contracts
Equity	94,113	33,062	528	127,703
Credit	13,824	7,485	6,652	27,961
Commodity and other contracts	39,421	20,372	590	60,383
	147,358	60,919	7,770	216,047
Total	$3,224,592	$3,178,888	$1,611,259	$8,014,739

(c)	Credit risk
As with other financial assets, derivative instruments are subject to credit risk. Credit risk arises from the possibility that counterparties may default on their obligations to the Bank. However, whereas the credit risk of other financial assets is represented by the principal amount net of any applicable allowance for credit losses, the credit risk associated with derivatives is normally a small fraction of the notional amount of the derivative instrument.
Derivative contracts generally expose the Bank to credit loss if changes in market rates affect a counterparty’s position unfavourably and the counterparty defaults on payment. Accordingly, exposure to credit risk of derivatives is represented by the positive fair value of the instrument.
Negotiated
over-the-counter
derivatives generally present greater credit exposure than exchange-traded contracts. The net change in the exchange-traded contracts is normally settled daily in cash with the exchange. Holders of these contracts look to the exchange for performance under the contract.
The Bank strives to limit credit risk by dealing with counterparties that it believes are creditworthy, and investment grade counterparties account for a significant portion of the credit risk exposure arising from the Bank’s derivative transactions as at October 31, 2024. To control credit risk associated with derivatives, the Bank uses similar credit risk management activities and procedures to the approaches used in the lending business in assessing and adjudicating exposure. The Bank utilizes a risk metric, potential future exposure (PFE) for derivatives, to measure utilization against established credit limits to the counterparty. PFE measures the effect that changes in the market have on derivative exposures throughout the lifetime of the counterparties’ trades. Additionally, PFE considers risk mitigants such as netting and collateralization. PFE limits and utilization for derivatives counterparties are authorized and monitored by the Bank’s risk management unit.
The Bank obtains the benefit of netting by entering into master netting arrangements with counterparties (typically industry standard International Swaps and Derivatives Association (ISDA) agreements), which allow for a single net settlement of all transactions covered by that agreement in the event of a default or early termination of the transactions. In this manner, the credit risk associated with favourable contracts is eliminated by the master netting arrangement to the extent that unfavourable contracts with the same counterparty are not settled before favourable contracts.
Collateralization is typically documented by way of an ISDA Credit Support Annex (CSA), the terms of which may vary according to each party’s view of the other party’s creditworthiness. CSAs can require one party to post initial margin at the onset of each transaction. CSAs also allow for variation margin to be called if total uncollateralized mark-to-market
exposure exceeds an agreed upon threshold. Such variation margin provisions can be one way (only one party will ever post collateral) or bi-lateral
(either party may post collateral depending upon which party is in-the-money).
The CSA will also detail the types of collateral that are acceptable to each party, and the adjustments that will be applied against each collateral type. The terms of the ISDA master netting agreements and CSAs are taken into consideration in the calculation of counterparty credit risk exposure (see also page
84
 of the 2024 Annual Report).
Derivative instruments used by the Bank include credit derivatives in its investment and loan portfolios: credit protection is sold as an alternative to acquiring exposure to bond or loan assets, and bought to manage or mitigate credit exposures.
The following table summarizes the credit exposure of the Bank’s derivative financial instruments. The credit risk amount (CRA) represents the estimated replacement cost, or positive fair value, for all contracts. CRA takes into account master netting or collateral arrangements that have been made
1
. CRA does not reflect actual or expected losses.
The credit equivalent amount (CEA) is the exposure at default (EAD) prescribed in the Capital Adequacy Requirements (CAR) Guidelines of the Office of the Superintendent of Financial Institutions (OSFI). The risk-weighted asset is calculated by multiplying the CEA by the capital requirement (K) times 12.5, where K is a function of the probability of default (PD), loss given default (LGD), maturity and prescribed correlation factors. Commodity and other contracts includes energy, precious metals other than gold, and other commodities.

	2024 (1)				2023 (1)
As at October 31 ($ millions)	Notional amount	Credit risk amount (CRA) (2)	Credit equivalent amount (CEA) (2)	Risk- Weighted Assets	Notional amount	Credit risk amount (CRA) (2)	Credit equivalent amount (CEA) (2)	Risk- Weighted Assets
Interest rate contracts
Futures	$606,019	$–	$27	$1	$445,831	$–	$17	$1
Forward rate agreements	86,872	70	88	57	92,773	128	59	39
Swaps	6,453,740	4,052	4,157	876	5,701,549	4,678	8,322	611
Options purchased	51,420	13	229	56	55,149	41	164	49
Options written	55,025	–	16	4	62,504	–	16	4
	7,253,076	4,135	4,517	994	6,357,806	4,847	8,578	704
Foreign exchange and gold contracts
Futures	21,952	–	354	7	21,336	–	388	8
Spot and forwards	587,753	1,560	4,868	1,168	487,824	1,544	4,458	1,168
Swaps	879,804	40	7,965	1,472	861,279	1,289	10,665	1,993
Options purchased	25,135	343	633	214	33,155	410	693	218
Options written	36,390	–	19	4	37,292	–	26	7
	1,551,034	1,943	13,839	2,865	1,440,886	3,243	16,230	3,394
Other derivative contracts
Equity	143,749	1,586	10,848	1,742	127,703	1,102	7,747	1,325
Credit	27,155	107	141	29	27,961	130	60	14
Commodity and other contracts	83,151	1,098	3,259	487	60,383	1,502	3,402	348
	254,055	2,791	14,248	2,258	216,047	2,734	11,209	1,687
Credit Valuation Adjustment	–	–	–	4,631	–	–	–	4,703
Total derivatives	$9,058,165	$8,869	$32,604	$10,748	$8,014,739	$10,824	$36,017	$10,488
Amount settled through central counterparties (3)
Exchange-traded	744,882	–	5,158	117	577,984	–	4,078	93
Over-the-counter	6,093,979	–	1,063	21	5,395,825	–	4,256	85
	$6,838,861	$–	$6,221	$138	$5,973,809	$–	$8,334	$178

(1)	Regulatory amounts reported in 2024 and 2023 are under Revised Basel III requirements.
(2)
The amounts presented are net of collateral and master netting agreements at the product level. The total amounts relating to netting and collateral were $35,510 (2023 – $40,516) for CRA, and $87,284 (2023 – $87,034) for CEA.

(3)	Amounts are included under total derivatives above. Amounts include exposures settled directly through central counterparties and exposures settled through clearing members of central counterparties.

1	Regulatory haircuts prescribed by the OSFI CAR Guidelines are applied to the collateral balances of the CRA measure.

(d)	Fair value
The following table summarizes the fair value of derivatives segregated by type and segregated between trading and those derivatives designated in hedging relationships.

As at October 31 ($ millions)	2024		2024		2023
	Average fair value		Year-end fair value		Year-end fair value (1)
	Favourable	Unfavourable	Favourable	Unfavourable	Favourable	Unfavourable
Trading
Interest rate contracts
Forward rate agreements	$91	$81	$70	$72	$128	$–
Swaps	7,969	9,676	7,767	9,357	8,844	11,112
Options	541	681	803	496	1,413	586
	8,601	10,438	8,640	9,925	10,385	11,698
Foreign exchange and gold contracts
Forwards	5,268	4,602	6,672	5,482	7,319	5,574
Swaps	9,392	9,667	11,110	14,272	12,251	12,663
Options	462	487	492	446	627	601
	15,122	14,756	18,274	20,200	20,197	18,838
Other derivative contracts
Equity	3,599	4,313	4,469	4,844	3,146	3,174
Credit	228	29	182	47	344	28
Commodity and other contracts	2,449	2,597	2,102	2,560	2,440	2,280
	6,276	6,939	6,753	7,451	5,930	5,482
Trading derivatives’ market valuation	$29,999	$32,133	$33,667	$37,576	$36,512	$36,018
Hedging
Interest rate contracts
Swaps			$2,944	$7,983	$5,557	$13,383
Foreign exchange and gold contracts
Forwards			410	255	224	667
Swaps			7,320	5,445	9,046	8,508
			$7,730	$5,700	$9,270	$9,175
Other derivative contracts
Equity			$38	$1	$1	$84
Hedging derivatives’ market valuation			$10,712	$13,684	$14,828	$22,642
Total derivative financial instruments as per Statement of Financial Position			$44,379	$51,260	$51,340	$58,660

(1)
The average fair value of trading derivatives’ market valuation for the year ended October 31, 2023 was: favourable $35,211 and unfavourable $33,414. Average fair value amounts are based on the latest 13 month-end
balances.

(e)	Hedging activities
The Bank manages interest rate risk, foreign currency risk and equity risk through hedge accounting transactions.
Interest rate risk
Single-currency interest rate swaps are used to hedge interest rate risk exposure. In fair value hedges of interest rate risk, the interest rate exposure from fixed rate assets and liabilities is converted from fixed to floating rate exposure. In cash flow hedges of interest rate risk, the interest rate exposure from floating rate assets and liabilities is converted from floating to fixed rate exposure. The Bank generally hedges interest rate risk only to the extent of benchmark interest rates.
Foreign currency risk
In fair value hedges, cross-currency swaps and single-currency interest rate swaps are used to manage foreign currency exposure in conjunction with interest rate exposure. Cross-currency interest rate swaps or a combination of cross-currency basis swaps and single-currency interest rate swaps are mainly used to convert a foreign currency fixed rate exposure to a functional currency floating rate exposure. In hedges of both foreign currency and interest rate exposure, the interest rate risk is generally hedged only to the extent of the benchmark interest rate.
In cash flow hedges, cross-currency interest rate swaps, single-currency interest rate swaps, foreign currency forwards and foreign currency assets or liabilities are used to manage foreign currency exposure, or a combined foreign currency and interest rate exposure. Cross-currency interest rate swaps are used to offset the foreign currency exposure by exchanging the interest cash flows in one currency to another currency. Single-currency interest rate swaps may be used in conjunction with cross-currency swaps to convert the foreign currency exposure or resulting functional currency exposure from floating to fixed. Foreign currency forwards and foreign currency denominated assets and liabilities are used to offset the exposure arising from highly probable future cash flows, including purchase considerations for business acquisitions and sale proceeds for business divestitures that are denominated in a foreign currency. In hedges of both foreign currency and interest rate exposure, the interest rate risk is generally hedged only to the extent of the benchmark interest rate.
In net investment hedges, the Bank designates foreign currency liabilities and foreign currency forwards as hedging instruments to manage foreign currency exposure. The designated non-derivative
liabilities are denominated in the functional currency of the net investment, such that the foreign currency translation impact from the net investment will be offset by the foreign currency impact from the designated liabilities. The foreign currency forward contracts are structured to sell the functional currency of the net investment in return for the Bank’s functional currency.

Equity risk
Equity risk is created by the Bank’s share-based compensation plans awarded to employees. In cash flow hedges, total return swaps are mainly used to offset the equity exposure by exchanging interest payments for payments based on the returns on the underlying shares.
For all of the risks identified above, the economic relationship and hedge ratio are determined using a qualitative and quantitative assessment. This assessment incorporates comparison of critical terms of the hedged and hedging item, and regression analysis. For regression analysis, a hedging relationship is considered highly effective when all of the following criteria are met: correlation between the variables in the regression is at least 0.8 or greater; slope of the regression is within a
0.8-1.25
range; and confidence level of the slope is at least 95%. The main sources of hedge ineffectiveness include the following:

•	The use of different discount curves to value the hedged item and the hedging derivative in fair value hedges, in order to reflect the reduced credit risk of collateralized derivatives;
•	Differences in key terms such as the underlying reference interest rate tenor, reset/settlement frequency and floating spread between the hedging instruments and the hedged item.
The Bank has elected to continue to apply the hedge accounting requirements of IAS 39. However, the Bank has implemented the additional hedge accounting disclosures that are required by the IFRS 9 related amendments to IFRS 7 “
Financial Instruments: Disclosures
”.
The following table summarizes the notional amounts of derivatives and carrying amounts of cash and deposit liabilities designated as hedging instruments.

	2024				2023
	Notional amounts (1)				Notional amounts (1)
	Remaining term to maturity				Remaining term to maturity
As at October 31 ($ millions)	Within one year	One to five years	Over five years	Total	Within one year	One to five years	Over five years	Total
Fair value hedges
Interest rate risk – swaps	$32,689	$137,123	$25,427	$195,239	$20,101	$85,858	$13,987	$119,946

Cash flow hedges
Interest rate risk – swaps	29,411	72,802	13,160	115,373	19,356	78,159	24,809	122,324
Foreign currency/interest rate risk – swaps	5,516	19,291	4,359	29,166	10,921	16,826	8,175	35,922
Foreign currency risk
Swaps	50,198	93,095	19,808	163,101	68,514	102,582	26,521	197,617
Foreign currency forwards	–	–	–	–	214	–	–	214
Cash	74	–	–	74	84	–	–	84
Equity risk – total return swaps	278	687	–	965	307	511	–	818

Net investment hedges
Foreign currency risk
Foreign currency forwards	21,156	–	–	21,156	23,150	–	–	23,150
Deposit liabilities	7,571	–	–	7,571	6,402	–	–	6,402
Total	$146,893	$322,998	$62,754	$532,645	$149,049	$283,936	$73,492	$506,477

(1)	Notional amounts relating to derivatives that are hedging multiple risks in both assets and liabilities are included in more than one category.

The following table shows the average rate or price of significant hedging instruments.

	2024			2023
	Average rate or price (1)			Average rate or price (1)
As at October 31	Fixed interest rate	FX rate	Price	Fixed interest rate	FX rate	Price
Fair value hedges
Interest rate risk – swaps	3.16%	n/a	n/a	2.51%	n/a	n/a

Cash flow hedges
Interest rate risk – swaps	3.16%	n/a	n/a	3.09%	n/a	n/a
Foreign currency/interest rate risk – swaps
USD-CAD	1.89%	1.30	n/a	2.15%	1.31	n/a
Foreign currency risk
Swaps
USD-CAD	n/a	1.31	n/a	n/a	1.32	n/a
EUR-CAD	n/a	1.46	n/a	n/a	1.45	n/a
GBP-CAD	n/a	1.70	n/a	n/a	1.69	n/a
Equity price risk – total return swaps	n/a	n/a	$69.11	n/a	n/a	$72.25

Net investment hedges
Foreign currency risk – foreign currency forwards
USD-CAD	n/a	1.35	n/a	n/a	1.34	n/a
CLP-CAD	n/a	0.0014	n/a	n/a	0.0016	n/a
MXN-CAD	n/a	0.07	n/a	n/a	0.07	n/a
PEN-CAD	n/a	0.36	n/a	n/a	0.35	n/a

(1)	The notional weighted average rate or price is calculated in aggregate for all of the Bank’s hedge relationships, including hedges of assets and liabilities.
For fair value hedges, the following table contains information related to items designated as hedging instruments, hedged items and ineffectiveness.

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)				Accumulated amount of fair value hedge adjustment gains/ (losses) on the hedged item (4)
For the year ended October 31, 2024 ($ millions)	Assets	Liabilities	Gains/ (losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/ (losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest income – other	Carrying amount of the hedged item (3)	Active hedges	Discontinued hedges
Fair value hedges
Interest rate risk – swaps	$2,064	$(2,672)	$(197)	$160	$(37)
Investment securities			(1,493)	1,484	(9)	$72,595	$1,274	$(1,392)
Loans			(876)	851	(25)	91,354	(35)	(268)
Deposit liabilities			1,955	(1,959)	(4)	(71,363)	986	446
Subordinated debentures			217	(216)	1	(4,293)	21	(1)
Total	$2,064	$(2,672)	$(197)	$160	$(37)	$88,293	$2,246	$(1,215)

(1)	Comprises unrealized gains/losses and are recorded within derivative financial instruments in assets and liabilities, respectively in the Consolidated Statement of Financial Position.
(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2024.
(3)
This represents the carrying value on the Consolidated Statement of Financial Position and comprises amortized cost before allowance for credit losses, plus fair value hedge adjustment, except for investment securities which are carried at fair value.

(4)	This represents the accumulated fair value hedge adjustment and is a component of the carrying amount of the hedged item, except for investment securities which are carried at fair value.

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)				Accumulated amount of fair value hedge adjustment gains/ (losses) on the hedged item (4)
For the year ended October 31, 2023 ($ millions)	Assets	Liabilities	Gains/ (losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/ (losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest income – other	Carrying amount of the hedged item (3)	Active hedges	Discontinued hedges
Fair value hedges
Interest rate risk – swaps	$4,008	$(4,009)	$(155)	$140	$(15)
Investment securities			323	(343)	(20)	$36,367	$(2,380)	$55
Loans			(556)	573	17	83,899	(818)	(1,132)
Deposit liabilities			113	(125)	(12)	(65,444)	3,062	770
Subordinated debentures			(35)	35	–	(6,185)	238	(12)
Total	$4,008	$(4,009)	$(155)	$140	$(15)	$48,637	$102	$(319)
For cash flow hedges and net investment hedges, the following table contains information related to items designated as hedging instruments, hedged items and ineffectiveness.

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)
For the year ended October 31, 2024 ($ millions)	Assets	Liabilities	Gains/(losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/(losses) on hypothetical derivative used to calculate hedge ineffectiveness (3)	Ineffectiveness recorded in non-interest income – other (4)
Cash flow hedges
Interest rate risk – swaps	$1,865	$(4,699)	$1,775	$1,774	$29
Foreign currency/interest rate risk – swaps	245	(2,407)	1,363	1,369	7
Foreign currency risk
Swaps	6,090	(3,650)	1,826	1,787	10
Foreign currency forwards	–	–	5	5	–
Cash	74	–	9	9	–
Equity risk – total return swaps	38	(1)	263	263	–
	8,312	(10,757)	5,241	5,207	46
Net investment hedges
Foreign currency risk
Foreign currency forwards	410	(255)	178	178	–
Deposit liabilities	n/a	(7,571)	(62)	(62)	–
	410	(7,826)	116	116	–
Total	$8,722	$(18,583)	$5,357	$5,323	$46

(1)
Comprises unrealized gains/losses for derivative instruments and are recorded within derivative financial instruments in assets and liabilities, respectively in the Consolidated Statement of Financial Position.

(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2024.
(3)	For cash flow hedges, hypothetical derivatives having critical terms which match those of the underlying hedged item are used to assess hedge ineffectiveness.
(4)
For cash flow hedges, ineffectiveness is only recognized in the Consolidated Statement of Income when the life-to-date
cumulative change in the hedging instrument exceeds the cumulative change in the hypothetical derivative.

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)
For the year ended October 31, 2023 ($ millions)	Assets	Liabilities	Gains/(losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/(losses) on hypothetical derivative used to calculate hedge ineffectiveness (3)	Ineffectiveness recorded in non-interest income – other (4)
Cash flow hedges
Interest rate risk – swaps	$2,690	$(8,217)	$(413)	$(500)	$91
Foreign currency/interest rate risk – swaps	319	(3,818)	(670)	(638)	(15)
Foreign currency risk
Swaps	7,586	(5,847)	5,125	5,130	(1)
Foreign currency forwards	16	(4)	(141)	(133)	(11)
Cash	84	–	(7)	(7)	–
Equity risk – total return swaps	1	(84)	(67)	(67)	–
	10,696	(17,970)	3,827	3,785	64
Net investment hedges
Foreign currency risk
Foreign currency forwards	208	(663)	(1,188)	(1,188)	–
Deposit liabilities	n/a	(6,402)	(91)	(91)	–
	208	(7,065)	(1,279)	(1,279)	–
Total	$10,904	$(25,035)	$2,548	$2,506	$64
For cash flow hedges and net investment hedges, the following table contains information regarding the impacts on the Consolidated Statement of Other Comprehensive Income on a
pre-tax
basis.

	AOCI gains/ (losses) as at November 1, 2023	Net gains/ (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income (1)	AOCI gains/ (losses) as at October 31, 2024	Balance in cash flow hedge reserve/unrealized foreign currency translation account as at October 31, 2024
For the year ended October 31, 2024 ($ millions)					Active hedges	Discontinued hedges
Cash flow hedges
Interest rate risk	$(3,480)	$1,746	$558	$(1,176)	$(490)	$(686)
Foreign currency/interest rate risk	(2,007)	1,356	(48)	(699)	(733)	34
Foreign currency risk	(703)	1,830	(2,324)	(1,197)	(1,158)	(39)
Equity risk	(20)	263	(186)	57	57	–
	(6,210)	5,195	(2,000)	(3,015)	(2,324)	(691)
Net investment hedges
Foreign currency risk	(4,061)	116	770	(3,175)	(3,102)	(73)
Total	$(10,271)	$5,311	$(1,230)	$(6,190)	$(5,426)	$(764)

(1)	Amounts reclassified from the cash flow hedge and net investment hedge reserves to net income are recorded in non-interest income-other except for amortization, which is recorded in interest income.

	AOCI gains/ (losses) as at November 1, 2022	Net gains/ (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income (1)	AOCI gains/ (losses) as at October 31, 2023	Balance in cash flow hedge reserve/unrealized foreign currency translation account as at October 31, 2023
For the year ended October 31, 2023 ($ millions)					Active hedges	Discontinued hedges
Cash flow hedges
Interest rate risk	$(3,458)	$(504)	$482	$(3,480)	$(3,227)	$(253)
Foreign currency/interest rate risk	(1,875)	(655)	523	(2,007)	(2,096)	89
Foreign currency risk	(1,181)	4,989	(4,511)	(703)	(708)	5
Equity risk	(4)	(67)	51	(20)	(29)	9
	(6,518)	3,763	(3,455)	(6,210)	(6,060)	(150)
Net investment hedges
Foreign currency risk	(3,484)	(1,279)	702	(4,061)	(3,966)	(95)
Total	$(10,002)	$2,484	$(2,753)	$(10,271)	$(10,026)	$(245)

(1)	Amounts reclassified from the cash flow hedge and net investment hedge reserves to net income are recorded in non-interest income-other except for amortization, which is recorded in interest income.